Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income attributable to SINA's ordinary shareholders	$ 125,562	$ 156,569	$ 225,087
Denominator:
Weighted average ordinary shares outstanding (in shares)	70,296	71,284	70,301
Basic net income per share (in dollars per share)	$ 1.79	$ 2.20	$ 3.20
Numerator:
Net income attributable to SINA's ordinary shareholders	$ 125,562	$ 156,569	$ 225,087
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	3,699	3,915	2,275
Add: Effect on interest expenses and amortized issuance cost of convertible debt	1,403	1,531	10,831
Net income attributable for calculating diluted net income per share	$ 123,266	$ 154,185	$ 233,643
Denominator:
Weighted average ordinary shares outstanding (in shares)	70,296	71,284	70,301
Weighted average ordinary shares equivalents: Effects of dilutive securities
Stock options (in shares)	87	94	112
Unvested restricted share units (in shares)	683	1,172	958
Convertible debt (in shares)	1,309	1,381	6,140
Shares used in computing diluted net income per share attributable to SINA (in shares)	72,375	73,931	77,511
Diluted net income per share (in dollars per share)	$ 1.70	$ 2.09	$ 3.01
Weibo
Numerator:
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity interests	$ 3,300	$ 3,600	$ 2,100